APPROVAL OF THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
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APPROVAL OF THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS

21. APPROVAL OF THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS

The condensed consolidated interim financial statements were authorized for issue by the Company’s board of directors on August 14, 2024.

Latam Logistic Properties SA [member]
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APPROVAL OF THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS		26. APPROVAL OF THE CONSOLIDATED FINANCIAL STATEMENTS The consolidated financial statements were authorized for issue by the Group’s management on April 26, 2024. Financial Statement Schedules